Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets

17     Other assets

(in millions of Canadian dollars)	2014	2013
Unamortized fees on long-term debt	$43	$44
Long-term materials	30	31
Long-term receivables	28	28
Contracted customer incentives	9	6
Prepaid leases	9	9
Deferred hedging gains (Note 20)	–	19
Other	32	63

Total other assets	$151	$200

Fees on long-term debt and contracted customer incentives are amortized to income over the term of the related debt and over the term of the related revenue contract, respectively.